NET SALES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Sales
Deduction of revenue	R$ 1,620.3	R$ 1,478.3	R$ 1,467.2